Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 1,415,000
Contract receivables	2,328,000
Prepaid expenses and other current assets	314,000	81,000
Total current assets	4,057,000	81,000
Non-Current Assets
Property and equipment, net	838,000	2,000
Other assets	60,000
Intangibles, net	1,959,000	157,000
Goodwill	4,075,000
Total non-current assets	6,932,000	159,000
Total assets	10,989,000	240,000
Current liabilities:
Accounts payable	449,000
Accrued liabilities	1,118,000	327,000
Related party payable	1,808,000	80,000
Line of credit	56,000
Current portion of other accrued liabilities	187,000
Current portion of long-term debt - other	57,000	489,000
Current portion of acquisition notes	3,800,000
Current portion of senior secured convertible notes, net	932,000
Derivative liability	53,834,000
Total Current Liabilities	62,241,000	896,000
Non-Current Liabilities
Other accrued liabilities	387,000
Long term debt, less current portion - other	53,000
Senior secured convertible notes, net	1,285,000
Acquisition notes, less current portion	1,834,000
Derivative and put liabilities	390,184,000
Deferred rent	239,000
Total non-current liabilities	393,982,000
Total Liabilities	456,223,000	896,000
Stockholders' Equity
Common stock, $.0001 par value, 3,000,000,000 shares authorized; 20,520,229 and 1,666,000 issued and 20,470,229 and 1,666,000 outstanding	21,000
Series C preferred stock, $.0001 par value, 250,000,000 shares authorized, 52,378,436 shares issued and outstanding	5,000
Series B preferred stock, $.0001 par value, 1,000 shares authorized, issued and outstanding in 2014
Paid in capital		86,000
Accumulated deficit	(445,242,000)	(742,000)
Total Cybergy stockholders' equity (deficit)	(445,216,000)	(656,000)
Non-controlling interest in joint venture	(18,000)
Total stockholders' equity (deficit)	(445,234,000)	(656,000)
Total liabilities and stockholders' equity (deficit)	$ 10,989,000	$ 240,000